Supplemental Cash Flow Information - Schedule of Net Change in Operating Assets and Liabilities (Details) - CAD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Net Change in Operating Assets and Liabilities [Abstract]
Trade and other receivables	$ 102,749	$ (5,236)
Financial assets	(8,120)	890
Other assets	(53,635)	(62,758)
Trade and other payables	1,833	(1,304)
Financial liabilities	321	(915)
Other liabilities	32,093	(6,324)
Operating assets and liabilities	$ 75,241	$ (75,647)